united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Kevin E. Wolf, Gemini Fund Services, LLC.,

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2635

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Ascendant Deep Value Bond Fund
PORTFOLIO OF INVESTMENTS
December 31, 2018 (Unaudited)

Shares				Value
	COMMON STOCKS - 0.0%
	OIL & GAS - 0.0%
4	Goodrich Petroleum Corp. ++			$54
4	Vanguard Natural Resources, Inc. ++			6
	TOTAL COMMON STOCKS (Cost $14,463)			60

	CONVERTIBLE BOND - 0.0%
	EXPLORATION & PRODUCTION - 0.0%
14,000	Goodrich Petroleum Escrow 0.00% + #			-	**

	EXCHANGE TRADED FUND - 7.0%
	DEBT FUND - 7.0%
21,350	iShares 20+ Year Treasury Bond ETF (Cost - $2,594,666)			2,594,239

	MUTUAL FUNDS - 81.3%
	CLOSED-END FUND - 25.5%
	BANK LOANS - 25.5%
732,851	Highland Floating Rate Opportunities Fund - Class I			9,380,493

	OPEN-END FUNDS - 55.8%
	ASSET-BACKED SECURITIES - 48.3%
940,782	AlphaCentric Income Opportunities Fund - Class I			11,449,318
575,251	Deer Park Total Return Credit Fund - Class I			6,304,748
				17,754,066
	HIGH YIELD BOND - 2.5%
92,509	Putnam Mortgage Opportunities Fund - Class I			928,789

	MORTGAGE-BACKED - 5.0%
184,083	Columbia Mortgage Opportunities Fund - Institutional Class			1,824,258

	TOTAL MUTUAL FUNDS (Cost $31,857,064)			29,887,606
Principal Amount ($)		Coupon Rate (%)	Maturity
	CORPORATE BONDS & NOTES - 0.4%
	CASINOS & GAMING - 0.4%
150,000	Wynn Las Vegas Capital Corp., 144A (Cost $152,494)	5.500	3/1/2025	140,250

	WARRANT - 0.0%
40	Goodrich Petroleum Corporation (Cost $6,986) # ++			-	**

	SHORT-TERM INVESTMENT - 4.9%
	MONEY MARKET FUND - 4.9%
1,794,667	JPMorgan U.S. Government Money Market Fund - Institutional Shares, 1.57% * (Cost $1,794,667)			1,794,667

	TOTAL INVESTMENTS - 93.6% (Cost $36,420,340)			$34,416,822
	LIABILITES IN EXCESS OF OTHER ASSETS - 6.4%			2,342,308
	NET ASSETS - 100.0%			$36,759,130

# Fair Value estimated using Fair Valuation Procedures adopted by the Board of Trustees. Total value of such securities is $0 or 0.0% of net assets.
* Money market fund; interest rate reflects seven-day yield on December 31, 2018.
** Security is worth less than one US dollar.
+ Defaulted security.
++ Non-Income producing security.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. At December 31, 2018 144A securities amounted to $140,250 or 0.4% of net assets.

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private invesments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$60	$-	$-	$60
Convertible Bonds	-	-	**	-
Exchange Traded Fund	2,594,239	-	-	2,594,239
Mutual Funds	29,887,606	-	-	29,887,606
Corporate Bonds & Notes	-	140,250	-	140,250
Warrant	-	-	**	-
Short Term Investment	1,794,667	-	-	1,794,667
Total	$34,276,572	$140,250	$-	$34,416,822
The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

The following table summarizes the valuation techniques and significant unobservable inputs used for the Fund’s investments that are categorized within Level 3 of the fair value hierarchy as of December 31, 2018:

Ascendant Deep Value Bond Fund

	Corporate Bonds & Notes	Warrant
Beginning Balance	$-	$-
Total realized gain (loss)	-	-
Appreciation (Depreciation)	-	-
Corporate Action	-	-
Proceeds from Sales	-	-
Accrued Interest	-	-
Net transfers in/out of level 3	-	-
Ending Balance	$-	$-

Significant unobservable valuation inputs for Level 3 investments as of December 31, 2018, are as follows:
	Fair Value at		Valuation
	December 31, 2018		Technique	Unobservable Inputs
Ascendant Deep Value Bond Fund
Corporate Bonds & Notes
Goodrich Petroleum Escrow	-	**	Bankruptcy	Potential future cash payments
$-
Warrant:
Goodrich Petroleum Corporation	$-	**	Bankruptcy	Potential future cash payments

** There is a convertible bond and a warrant, both valued at $0 at December 31, 2018.

Aggregate Unrealized Appreciation and Depreciation - Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$36,421,899	$67,905	$(2,072,982)	$(2,005,077)

ASCENDANT TACTICAL YIELD FUND
PORTFOLIO OF INVESTMENTS
December 31, 2018 (Unaudited)
Shares		Value
	COMMON STOCKS - 0.6%
	ENERGY - 0.3%
2,250	BP PLC - ADR	$85,320

	REAL ESTATE INVESTMENT TRUST - 0.3%
4,750	PennyMac Mortgage Investment Trust	88,445

	TOTAL COMMON STOCKS (Cost $197,599)	173,765

	EXCHANGE TRADED FUNDS - 9.2%
	DEBT FUND - 9.2%
24,650	iShares 20+ Year Treasury Bond ETF (Cost $2,976,980)	2,995,221

	MUTUAL FUNDS - 78.5%
	CLOSED-END FUND - 23.2%
	BANK LOANS - 23.2%
593,484	Highland Floating Rate Opportunities Fund - Class I	7,596,595

	OPEN-END FUNDS - 55.3%
	ASSET-BACKED SECURITIES - 47.9%
996,458	AlphaCentric Income Opportunities Fund - Class I	12,126,896
328,508	Deer Park Total Return Credit Fund - Class I	3,600,453
		15,727,349
	HIGH YIELD BOND - 2.8%
92,509	Putnam Mortgage Opportunities Fund - Class I	928,790

	MORTGAGE-BACKED - 4.6%
151,414	Columbia Mortgage Opportunities Fund - Institutional Class	1,500,517

	TOTAL MUTUAL FUNDS (Cost $26,405,703)	25,753,251

	SHORT-TERM INVESTMENT - 4.8%
	MONEY MARKET FUND - 4.8%
1,583,967	JPMorgan U.S. Government Money Market, Institutional Shares, 1.57% * (Cost $1,583,967)	1,583,967

	TOTAL INVESTMENTS - 93.0% (Cost $31,164,249)	$30,506,204
	OTHER ASSETS IN EXCESS OF LIABILITIES - 7.0%	2,303,797
	NET ASSETS - 100.0%	$32,810,001

* Money market fund; interest rate reflects seven-day effective yield on December 31, 2018.
The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

A Fund may hold securities, such as private invesments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the "Board"). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$173,765	$-	$-	$173,765
Exchange Traded Funds	2,995,221	-	-	2,995,221
Mutual Funds	25,753,251	-	-	25,753,251
Short-Term Investments	1,583,967	-	-	1,583,967
Total	$30,506,204	$-	$-	$30,506,204

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Portfolio of Investments for security classifications.

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$31,164,249	$713,659	$(1,371,704)	$(658,045)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 2/28/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf , Principal Executive Officer/President

Date 2/28/2019

By

*/s/ Jim Colantino

Jim Colantino, Principal Financial Officer/Treasurer

Date 2/28/2019